SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 11 — SUBSEQUENT EVENTS

(a) In January 2012, the Company issued a convertible bridge note in the amount of $200,000 to Ascend under the same terms as described in NOTE 7.

(b) On February 29, 2012, the Company and Ascend closed the transactions under the Merger Agreement and Plan of Reorganization (the “Merger Agreement”) with the Company becoming a wholly-owned subsidiary of Ascend (the “Closing”). At the Closing, the holders of membership interests of the Company received 38,195,025 shares of Ascend common stock, representing 75% of the fully diluted capitalization of Ascend immediately after the closing of the merger and the Financing (defined below), subject to further adjustment as provided for in the Merger Agreement.

Pursuant to the Merger Agreement, Ascend was obligated to use its commercial best efforts to raise at least $4 million of equity capital through the sale of Ascend's capital stock (the “Financing”), of which at least $2 million was to be raised prior to or simultaneously with the Closing and such additional proceeds are to be raised, if at all, within the next 30 days so as to raise up to $4 million in aggregate proceeds. Pursuant to the Merger Agreement, Ascend is required to use its commercial best efforts to raise an additional $2 million of proceeds within 30 days after the Closing. Pursuant to the Merger Agreement, if Ascend sells additional shares of its capital stock in the Financing during such period, Ascend will issue additional shares of its common stock to the former members of the Company to maintain their collective ownership of Ascend common stock at 75% on a fully diluted basis. Alternatively, if Ascend sells less than the maximum $4 million in aggregate proceeds in the Financing, then such number of additional shares of Ascend capital stock shall be issued to the former members of the Company at the final closing of the Financing so as to increase their collective pro-rata percentage ownership in Ascend by one percent (1%) for every $200,000 in proceeds that Ascend falls short of the $4 million maximum proceeds in the Financing.

Simultaneously with the Closing, Ascend sold 4,000,000 shares of its common stock at $0.50 per share, for gross proceeds of $2 million pursuant to the Financing. In addition, the Company repaid $250,000 of outstanding convertible notes payable to Ascend.

The merger will be treated as an acquisition of Ascend by Andover Games and as a recapitalization of Andover Games as Andover Games members will hold a majority of the Ascend shares and will exercise significant influence over the operating and financial policies of the consolidated entity . As Ascend was a non-operating public shell prior to the transaction, pursuant to Securities and Exchange Commission rules, the merger or acquisition of a private operating company into a non-operating public shell with nominal assets is considered a capital transaction in substance rather than a business combination.

As a result, the consolidated balance sheet, statement of operations, and statement of stockholders' deficit of Andover Games, LLC have been retroactively updated to reflect the recapitalization. The Company determined that no income tax benefit associated with any net operating loss carry-forwards would be recognized if it had been taxed as a corporation from inception, as it is more likely than not that such loss carryforwards would not be realized.

Net loss per share, in accordance with the provisions of ASC 260, “Earnings Per Share” is computed by dividing net loss attributable to Andover GAmes, LLC by the weighted average number of shares of Common Stock outstanding during the period. As discussed above, the change in capital structure of the Company that occurred subsequent to year-end requires retrospective presentation as if the change took place at the beginning of the period presented. Common Stock equivalents have not been included in this computation since the effect would be anti-dilutive. As further discussed above, the Merger Agreement provides for contingently issuable common shares. These shares would be required to be issued in the event of and in proportion to any shortfall in proceeds that may be received towards the maximum amount of the Financing. If no additional proceeds are received in the Financing, the maximum contingently issuable shares would be issued, or a total of 33,951,133. In accordance with ASC 260-10-45-12A, contingently issuable shares should be included in basic earnings (loss) per share only when there is no circumstance in which those shares would not be issued. The actual number of contingently issuable shares is not determinable at this time.